John Hancock Disciplined Value Global Long Short Fund Annual Fund Operating Expenses - Class NAV [Member] - John Hancock Disciplined Value Global Long Short Fund	Mar. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026July 31, 2027
Class NAV
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.40%
Other Expenses (as a percentage of Assets):	0.38%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)
Fee Waiver or Reimbursement	(0.25%)
Net Expenses (as a percentage of Assets)	1.54%